Private Placement (Details Narrative) - Private Placement [Member] - USD ($)		1 Months Ended
	Dec. 01, 2021	Nov. 24, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in Shares)	126,000	1,045,000
Sale of stock price	$ 10.00	$ 10.00
Proceeds amount	$ 1,260,000	$ 10,450,000